Acquisition of Fairhaven Pharmaceuticals Inc - Additional Information (Details) - Fairhaven Pharmaceuticals Inc. $ in Thousands	Jul. 17, 2020 CAD ($) shares
Disclosure Of Business Combinations [Line Items]
Fair value of common shares	$ 3,441
Transaction costs incurred were capitalized and allocated to net assets acquired	$ 308
Share Purchase Agreement
Disclosure Of Business Combinations [Line Items]
Date of business acquisition	Jul. 17, 2020
Common Shares | Share Purchase Agreement
Disclosure Of Business Combinations [Line Items]
Business acquisition, ownership percentage	100.00%
shares issued for acquisition | shares	202,308
Aggregate value of additional payment in shares	$ 4,374
Number of days in average volume weighted trading price	5 days
Fair value of common shares	$ 3,441
Transaction costs incurred were capitalized and allocated to net assets acquired	$ 308